Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Movement in Valuation Allowances and Reserves [Roll Forward]
Allowance for Doubtful Accounts Receivable, Current, Beginning of Period	$ 16,152
Allowance for Doubtful Accounts Receivable, Current, End of Period	25,758	$ 16,152
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Allowance for Doubtful Accounts Receivable, Current, Beginning of Period	16,152	13,295	$ 5,919
Valuation Allowances and Reserves, Charged to Cost and Expense	22,067	17,182	11,955
Valuation Allowances and Reserves, Deductions	(12,461)	(14,325)	(4,995)
Valuation Allowances and Reserves, Charged to Other Accounts	0	0	416
Allowance for Doubtful Accounts Receivable, Current, End of Period	$ 25,758	$ 16,152	$ 13,295